Income Taxes (Summary of Provision for Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 1,136	$ 1,952
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 307	$ 527
Income tax (recovery) expense included in net earnings	436	670
Adjusted for the effect of:
Impact of foreign tax rates	(151)	(139)
Production-related deductions	44	54
Non-taxable income	(49)	(67)
Adjustments in respect of prior years	(10)	31
Swiss Tax Reform Adjustment	0	(134)
Other	14	18
Withholding taxes	50	20
Tax Authority Examinations	12	62
Current Year Losses for which no deferred tax asset is recognized	300	314
Non-deductible expenses	19	25
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(62)	(75)
Canada [Member]
Adjusted for the effect of:
Adjustments in respect of prior years	(19)	(7)
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	169	161
Other Countries [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(379)	(537)
Country of domicile [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	699	1,427
UNITED STATES [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 709	$ 976